Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income [Abstract]
AOCI - Foreign Currency Translation Adjustment, Beginning of Year	$ 739	$ 658
Current Period Change in Foreign Currency Translation Adjustment	(46)	81	(305)
AOCI - Foreign Currency Translation Adjustment, End of Year	693	739	658
AOCI - Pension and OPEB, Beginning Balance	(69)	(82)
Net Actuarial Gains and (Losses) and Plan Amendment (See Note 19)	65	3
Income Taxes	(17)	(1)
Reclassification of Net Actuarial (Gains) and Losses to Net Earnings (See Note 19)	11	15
Income Taxes	(3)	(4)
Settlements and Curtailment in Defined Benefit Plan Expense (See Note 19)	6
Income taxes	(2)
AOCI - Pension and OPEB, Ending Balance	(9)	(69)	(82)
Total Accumulated Other Comprehensive Income	$ 684	$ 670